Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Amounts of Assets Acquired and Liabilities Assumed Recognized

The following table summarizes the consideration paid for TMS and the amounts of the assets acquired and liabilities assumed recognized on April 1, 2010 (the acquisition date), as well as the fair value at the acquisition date of the noncontrolling interest in TMS. TSYS assumed no liabilities in connection with the acquisition.

(in thousands)
Consideration:
Cash	$150,450
Equity instruments	—
Contingent consideration arrangement	—

Fair value of total consideration transferred	150,450
Fair value of TSYS’ equity interest in TMS held before the business combination	—

$150,450

Acquisition-related costs (included in selling, general, and administrative expenses in TSYS’ income statement for the twelve months ended December 31, 2010)	$4,130

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,919
Property and equipment	1,788
Software	243
Identifiable intangible assets	100,800
Other assets	1,204
Financial liabilities	—
Liability arising from a contingency	—

Total identifiable net assets	105,954
Noncontrolling interest in TMS	(111,000)
Goodwill	155,496

$150,450

TermNet Merchant Services, Inc.
Amounts of Assets Acquired and Liabilities Assumed Recognized

The following table summarizes the consideration paid for TermNet and the recognized amounts of identifiable assets acquired and liabilities assumed effective May 2, 2011:

(in thousands)
Cash and restricted cash	$2,691
Accounts receivable, net	10,253
Other assets	1,516
Identifiable intangible assets	11,740
Goodwill	28,918
Accounts payable	(5,578)
Accrued compensation	(2,683)
Deferred income tax liability	(4,506)
Other liabilities	(351)

Total consideration	$42,000

Estimated Fair Value of Identifiable Intangible Assets Acquired

The estimated fair value of identifiable intangible assets acquired in the acquisition of TermNet and the related estimated weighted average useful lives are as follows:

	Fair Value (in millions)	Weighted Average Useful Lives
Customer relationships	$10.0	7.0 years
Channel relationships	1.6	10.0 years
Covenants-not-to-compete	0.1	2.0 years

Total acquired identifiable intangible assets	$11.7	7.3 years

Central Payment Co., LLC
Amounts of Assets Acquired and Liabilities Assumed Recognized

The following table summarizes the consideration paid for acquisitions and the preliminary recognized amounts of identifiable assets acquired and liabilities assumed during the year ended December 31, 2012. These amounts will remain preliminary until the valuation analysis has been finalized.

(in thousands)

Cash and restricted cash	$3,003
Accounts receivable, net	4,092
Other assets	12,522
Identifiable intangible assets	76,600
Other liabilities	(30,558)
Noncontrolling interest in acquired entity	(38,000)
Goodwill	162,090

Total consideration	$189,749

Estimated Fair Value of Identifiable Intangible Assets Acquired

The estimated fair value of identifiable intangible assets acquired in the acquisitions and the related estimated weighted average useful lives are as follows:

	Fair Value (in millions)	Weighted Average Useful Lives
Customer relationships	$59.5	8.6 years
Covenants-not-to-compete	2.9	2.8 years
Current technology	13.0	5.0 years
Trade name	1.2	2.0 years

Total acquired identifiable intangible assets	$76.6	7.7 years